Cash (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Cash [Abstract]
Schedule of cash
	December 31,
	2022	2021
Cash for immediate withdrawal - in USD	$3,443	$6,590
Cash for immediate withdrawal - in NIS	131	285

	$3,574	$6,875